Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal income tax expense at statutory rate	$ (1,510)	$ 3,298	$ 5,382
State income tax (benefit), net of federal income tax effect	(451)	380	(318)
Merger related items		(219)	(4,066)
Other items, net	(291)	(86)	507
Income Tax (Benefit) Expense	$ (2,252)	$ 3,373	$ 1,505
Effective Income Tax Rate	(52.20%)	35.80%	9.50%